Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2024 vessel m³	Nov. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) vessel m³	Dec. 31, 2022 USD ($) vessel m³	Dec. 31, 2017	Dec. 01, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
number of newbuildings on order | vessel			5
Proceeds from Contributed Capital				$ 6,000
Unasserted Claim | Teekay Tangguh Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Estimated tax indemnification			$ 1,600	1,600
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Estimated tax indemnification			$ 1,100	$ 1,100
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)			30.00%		30.00%	30.00%
number of newbuildings on order | vessel			0
Exmar LPG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)	50.00%		50.00%
number of newbuildings on order | vessel			2	2
Volume of vessels (in cubic meter) | m³			45,000	45,000
Exmar LPG Joint Venture | Subsequent Event
Unrecorded Unconditional Purchase Obligation [Line Items]
number of newbuildings on order | vessel	2
Volume of vessels (in cubic meter) | m³	45,000
Consolidated Entities
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount		$ 1,200,000
2020			$ 15,100
2021			59,200
2022			244,200
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Four			640,000
Construction [Member] | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $			11,300
Equity Method Investee
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount			161,900
2020			37,300
2021			41,200
2022			49,000
Building | Bahrain LNG Joint Venture | Seapeak LLC
Unrecorded Unconditional Purchase Obligation [Line Items]
Borrowings provided under revolving credit facilities			$ 7,200